Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost(1):
Leasehold improvements	443,695	412,409
Equipment, fixture and furniture, and other fixed assets	420,004	421,207
Total cost	863,699	833,616
Less: accumulated depreciation	(503,399)	(567,496)
Property and equipment, net	360,300	266,120
(1)During the year ended December 31, 2023, the Group recognized impairment loss of RMB55,403 of hotel properties in hotel operating costs. No impairment loss of property and equipment was recognized for the years ended December 31, 2021 and 2022.